Goodwill and Other Intangible Assets - Schedule of Impairment of Goodwill (Details) (10-K) - USD ($)					5 Months Ended	9 Months Ended		12 Months Ended
	Aug. 17, 2020	Sep. 01, 2019	May 01, 2019	Apr. 02, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Goodwill, beginning balance						$ 8,548,608	$ 1,705,548	$ 1,705,548
Transfer from Holdings								2,487,521
Acquisition / Transaction	$ 716,462	$ 4,949,329	$ 1,269,731	$ 1,217,790				4,949,329
Impairment								(593,790)	$ 0
Goodwill, ending balance					$ 1,705,548	9,265,070		8,548,608	1,705,548
Successor [Member]
Goodwill, beginning balance							1,705,548	1,705,548
Transfer from Holdings					853,796
Acquisition / Transaction					851,752
Impairment								(593,790)
Goodwill, ending balance					1,705,548				1,705,548
Employee Benefit Solutions, Inc & US Benefits Alliance LLC [Member]
Goodwill, beginning balance						853,796	853,796	853,796
Goodwill, ending balance					853,796			853,796	853,796
Employee Benefit Solutions, Inc & US Benefits Alliance LLC [Member] | Successor [Member]
Transfer from Holdings					853,796
Commercial Solutions of Insurance Company [Member]
Goodwill, beginning balance						257,962	851,752	851,752
Impairment								(593,790)
Goodwill, ending balance					851,752			257,962	851,752
Commercial Solutions of Insurance Company [Member] | Successor [Member]
Acquisition / Transaction					851,752
Southwestern Montana Financial Center, Inc. [Member]
Goodwill, beginning balance						1,217,790
Transfer from Holdings								1,217,790
Goodwill, ending balance								1,217,790
Fortman Insurance Services, LLC [Member]
Goodwill, beginning balance						1,269,731
Transfer from Holdings								1,269,731
Goodwill, ending balance								1,269,731
Altruis Benefits Consulting, LLC [Member]
Goodwill, beginning balance						$ 4,949,329
Acquisition / Transaction								4,949,329
Goodwill, ending balance								$ 4,949,329